Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.36981%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,468,002.22

Principal:
Principal Collections	$31,003,784.10
Prepayments in Full	$15,186,038.93
Liquidation Proceeds	$450,796.66
Recoveries	$18,634.13
Sub Total	$46,659,253.82
Collections	$52,127,256.04

Purchase Amounts:
Purchase Amounts Related to Principal	$55,732.40
Purchase Amounts Related to Interest	$290.20
Sub Total	$56,022.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,183,278.64

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,183,278.64
Servicing Fee	$1,125,630.74	$1,125,630.74	$0.00	$0.00	$51,057,647.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,057,647.90
Interest - Class A-2a Notes	$628,497.13	$628,497.13	$0.00	$0.00	$50,429,150.77
Interest - Class A-2b Notes	$1,791,775.62	$1,791,775.62	$0.00	$0.00	$48,637,375.15
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$46,262,041.82
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$45,948,916.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,948,916.82
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$45,741,365.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,741,365.99
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,741,365.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,741,365.99
Regular Principal Payment	$72,784,791.61	$45,741,365.99	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,183,278.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,741,365.99
Total					$45,741,365.99

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,252,151.60	$81.68	$628,497.13	$4.19	$12,880,648.73	$85.87
Class A-2b Notes	$33,489,214.39	$81.68	$1,791,775.62	$4.37	$35,280,990.01	$86.05
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,741,365.99	$28.97	$5,316,281.91	$3.37	$51,057,647.90	$32.34

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$141,766,270.12	0.9451085	$129,514,118.52	0.8634275
Class A-2b Notes	$387,494,471.68	0.9451085	$354,005,257.29	0.8634275
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,243,170,741.80	0.7873601	$1,197,429,375.81	0.7583899

Pool Information
Weighted Average APR	4.872%	4.884%
Weighted Average Remaining Term	50.44	49.67
Number of Receivables Outstanding	40,636	39,769
Pool Balance	$1,350,756,893.56	$1,303,562,229.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,261,108,816.34	$1,217,570,378.81
Pool Factor	0.7961161	0.7683002

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$85,991,850.84
Targeted Overcollateralization Amount	$133,176,279.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,132,853.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$498,311.82
(Recoveries)		4	$18,634.13
Net Loss for Current Collection Period			$479,677.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4261%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3442%
Second Prior Collection Period			0.3921%
Prior Collection Period			0.2388%
Current Collection Period			0.4337%
Four Month Average (Current and Prior Three Collection Periods)			0.3522%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		544	$1,818,576.49
(Cumulative Recoveries)			$37,711.47
Cumulative Net Loss for All Collection Periods			$1,780,865.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1050%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,342.97
Average Net Loss for Receivables that have experienced a Realized Loss			$3,273.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	193	$7,454,397.01
61-90 Days Delinquent	0.12%	36	$1,595,995.45
91-120 Days Delinquent	0.02%	5	$269,257.20
Over 120 Days Delinquent	0.02%	5	$319,502.54
Total Delinquent Receivables	0.74%	239	$9,639,152.20

Repossession Inventory:
Repossessed in the Current Collection Period		15	$571,418.99
Total Repossessed Inventory		24	$967,944.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0842%
Prior Collection Period			0.0886%
Current Collection Period			0.1157%
Three Month Average			0.0962%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1676%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$4,877,593.77
2 Months Extended	181	$8,479,466.97
3+ Months Extended	28	$1,233,798.40

Total Receivables Extended	309	$14,590,859.14
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer